Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current assets
Cash	$ 1,537	$ 30,870
Prepaid expense	21,600
Total Current Assets	23,137	30,870
Investments held in Trust Account	19,308,261	29,029,416
Total assets	19,331,398	29,060,286
Current Liabilities
Accrued expenses	2,835,755	1,679,821
Income tax payable	120,017	214,850
Franchise tax payable		69,966
Excise tax liability	113,353
Total Current Liabilities	3,080,325	1,976,137
Warrant liabilities	604,849	362,558
Deferred underwriter fee payable	4,025,000	4,025,000
Extension loan	3,556,278	207,081
Working capital loans	477,548	2,545,838
Total liabilities	11,744,000	9,116,614
Commitments and Contingencies
Class A Common Stock subject to possible redemption;1,712,698 and 2,731,544 shares at redemption value of $11.22 and $10.53 per share as of September 30, 2023 and December 31, 2022, respectively	19,209,844	28,750,110
Stockholders’ Deficit
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	917,476	2,825,823
Accumulated deficit	(12,540,406)	(11,632,745)
Total Stockholders’ Deficit	(11,622,446)	(8,806,438)
Total Liabilities and Stockholders’ Deficit	19,331,398	29,060,286
Common Class A [Member]
Stockholders’ Deficit
Common Stock, value	59	59
Common Class B [Member]
Stockholders’ Deficit
Common Stock, value	425	425
Related Party [Member]
Current Liabilities
Amount due to related parties	$ 11,200	$ 11,500